NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
David Koos [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross	$ 710	$ 710	$ 710	$ 710
Debt Instrument, Interest Rate During Period	15.00%	15.00%	15.00%	15.00%
Bostonia [Member] | Due And Payable March 72024 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 50,000	$ 50,000
Debt Instrument, Interest Rate During Period		10.00%	10.00%
Bostonia [Member] | Due And Payable March 102024 [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross		$ 50,000	$ 50,000
Debt Instrument, Interest Rate During Period		10.00%	10.00%